Submission	Nov. 25, 2025
Submission [Line Items]
Central Index Key	0001922446
Registrant Name	Diversified Energy Co PLC
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A